Other information Other information - Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash paid during the year for:
Interest	$ 9,258	$ 5,615
Cash received during the year for:
Interest	$ 41	$ 162